FlexShares Trust 50 South LaSalle Street Chicago, IL 60603 Phone 800-595-9111

November 5, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FlexShares Trust

(File Nos. 333-173967 and 811-22555) (the “Trust”)

Ladies and Gentlemen:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933, as amended, that:

1.	The form of Prospectus and Statement of Additional Information dated November 4, 2013 for the FlexShares® Global Quality Real Estate Index Fund, that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 40 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended, on Form N-1A filed with the Securities and Exchange Commission on November 1, 2013 (the “Amendment”); and

2.	The text of the Amendment has been filed electronically.

Very truly yours,

/s/ Peter K. Ewing
Peter K. Ewing
Vice President